STOCKHOLDERS' EQUITY (Options) (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Oct. 08, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum	$ 0.042			$ 0.042
Exercise price range, maximum	$ 1.02			$ 1.02
Remaining weighted average life	4 years 7 months 13 days			4 years 10 months 13 days
Aggregate intrinsic value	$ 4,550		$ 28,175
Shares reserved for issuance (in Shares)					15,000,000
Options outstanding	11,137,500		11,137,500	10,387,500		7,900,000
Warrant and option expense		$ 22,367	$ 31,206	$ 525,703
Options granted	0		750,000	3,750,000
Exercise price of options granted			$ 0.051	$ 0.15
Three New Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				250,000
Term of options				10 years
Fair value of options vested				$ 218,471
Exercise price of options granted				$ 0.15
Consultant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				500,000
Term of options				10 years
Fair value of options vested				$ 73,158
Exercise price of options granted				$ 0.15
Consultant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				1,500,000
Term of options				10 years
Fair value of options vested				$ 219,473
Exercise price of options granted				$ 0.15
2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in Shares)	75,000,000
Shares available for grant	22,768,268
Options outstanding	11,137,500